Note 17 - Loss Per Share - Loss Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Net loss for the year	$ 8,065,072	$ 5,740,492
Weighted average shares - basic (in shares)	87,400,255	80,158,312
Stock options (in shares)
Denominator for diluted loss per share (in shares)	87,400,255	80,158,312
Loss per share - basic and diluted (in dollars per share)	$ (0.09)	$ (0.07)